Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 8,582,940	$ 58,009,661
Assets Non-Current	0	9,275,919
Liabilities Current	22,461,567	72,793,962
Liabilities Non-current	5,215,190	6,949,774
Hedging instrument before taxes and minority interests	98,638,969
Finance Debt
Disclosure of detailed information about hedging instruments [line items]
Assets Current	8,582,940	46,969,512
Assets Non-Current		8,252,744
Liabilities Current	7,627,420	37,011,496
Liabilities Non-current	5,215,190	5,004,408
Property, plant & equipment investment
Disclosure of detailed information about hedging instruments [line items]
Assets Current		715,556
Assets Non-Current		229,145
Liabilities Current	278,000	597,382
Operational Income
Disclosure of detailed information about hedging instruments [line items]
Assets Current		9,228,335
Assets Non-Current		794,030
Liabilities Current	14,556,147	34,222,093
Liabilities Non-current		1,945,366
Other
Disclosure of detailed information about hedging instruments [line items]
Assets Current		1,096,258
Liabilities Current		962,991
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	74,283	1,075,171
Liabilities Non-current	3,118,600
Interest rate hedge [Member] | Cash flow hedge
Disclosure of detailed information about hedging instruments [line items]
Assets Current	74,283	1,075,171
Liabilities Non-current	3,118,600
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	8,508,657	56,934,490
Assets Non-Current		9,275,919
Liabilities Current	22,461,567	72,793,962
Liabilities Non-current	2,096,590	6,949,774
Exchange rate hedge [Member] | Cash flow hedge
Disclosure of detailed information about hedging instruments [line items]
Assets Current	8,508,657	56,934,490
Assets Non-Current		9,275,919
Liabilities Current	22,461,567	72,793,962
Liabilities Non-current	$ 2,096,590	$ 6,949,774